Segment information - Summary of Revenues by Segment and Business Model (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	[1]	$ 537,972	$ 322,843	$ 131,334
Argentina
Segment Reporting Information [Line Items]
Revenue		75,136	44,789	16,112
Brazil
Segment Reporting Information [Line Items]
Revenue		144,423	75,630	45,289
Uruguay
Segment Reporting Information [Line Items]
Revenue		98,249	43,434	9,240
Mexico
Segment Reporting Information [Line Items]
Revenue		116,273	94,284	30,801
Other countries
Segment Reporting Information [Line Items]
Revenue		103,891	64,706	29,892
Commissions and service fees
Segment Reporting Information [Line Items]
Revenue		455,790	268,442	100,908
Incentive fees
Segment Reporting Information [Line Items]
Revenue		39,859	28,658	17,040
Advertising
Segment Reporting Information [Line Items]
Revenue		16,166	10,227	5,040
Destination services
Segment Reporting Information [Line Items]
Revenue		14,071	7,959	2,988
Interest revenue
Segment Reporting Information [Line Items]
Revenue		4,114	788	138
Financial Services
Segment Reporting Information [Line Items]
Revenue		328	13	0
Others
Segment Reporting Information [Line Items]
Revenue		7,644	6,756	5,220
PrePayModel Customer
Segment Reporting Information [Line Items]
Revenue		457,335	270,891	102,591
PayAtDestinationModel Customers
Segment Reporting Information [Line Items]
Revenue		11,364	5,342	1,305
Interest Revenue Customers
Segment Reporting Information [Line Items]
Revenue		4,114	788	138
Other Customers
Segment Reporting Information [Line Items]
Revenue		$ 65,159	$ 45,822	$ 27,300

[1]	Includes $24,220, $19,205 and $7,066 for related party transactions for the years 2022, 2021 and 2020, respectively. See Note 24.